Vanguard Institutional Short-Term Bond Fund Investment Objectives and Goals - Institutional Prospectus [Member] - Vanguard Institutional Short-Term Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Institutional Short-Term Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Institutional Short-Term Bond Fund (the “Fund”) seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.